Commitments and Contingencies (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 17, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 02, 2024	Jan. 03, 2024	Jan. 02, 2024	Oct. 18, 2023
Commitments and Contingencies [Line Items]
Outstanding public warrants percentage				50.00%
Cash underwriting discount				2.00%
Deferred underwriting discount				3.50%
Gross proceeds				$ 8,704,270
Deferred underwriter fee									$ 8,704,270
Percentage of aggregate proceeds				0.30%
Advisory fee percentage				0.525%
Reimbursement receivable and deferred advisory fee				$ 1,155,000
Advisory fee expenses					$ 1,155,000
Aggregate share issued (in Shares)				1,610,000
Aggregate fair value of investor shares (in Shares)				1,610,000
Non redeeming shareholders par value (in Dollars per share)				$ 0.44
Capital contribution						$ 200,000		$ 350,000
Equity value				$ 365,000,000
Aggregated consideration				$ 90,000
Percentage of consideration				20.00%
Bitcoin amount				$ 54,750,000
Accrual related to legal proceedings		$ 0	$ 0
Subscription Agreement [Member]
Commitments and Contingencies [Line Items]
Capital contribution						$ 200,000	$ 350,000
Outstanding under the promissory note				$ 550,000	$ 0
Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Outstanding public warrants percentage				50.00%
Investor Shares [Member]
Commitments and Contingencies [Line Items]
Aggregate share issued (in Shares)	1,112,500
Aggregate fair value of investor shares (in Shares)	1,112,500
Non-redemption shareholders	$ 838,825			$ 708,400
Non redeeming shareholders par value (in Dollars per share)	$ 0.754
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Gross proceeds				$ 4,973,868
Advisory fee percentage				0.825%